Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
US [Member] | Period-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
US [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
RMB [Member] | Period-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1586	7.1268	7.2254
RMB [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1515	7.1245	6.9881